INTEREST IN GIBRALTAR JOINT VENTURE (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of joint ventures [abstract]
Disclosure of joint venture financial information [Table Text Block]
	As at December 31,
	2023	2022
Cash and equivalents	1,267	82,408
Other current assets	162,232	142,479
Current assets	163,499	224,887
Non-current assets	1,153,179	1,046,997

Accounts payable and accrued liabilities	66,421	59,186
Other current financial liabilities	28,914	33,143
Current liabilities	95,335	92,329
Long-term debt	37,732	45,100
Provision for environmental rehabilitation	159,589	143,256
Non-current liabilities	197,321	188,356

	Years ended December 31,
	2023	2022
Revenues	622,008	512,950
Production costs	(374,065)	(380,523)
Depletion and amortization	(73,781)	(76,484)
Other operating expense	(4,430)	(4,458)
Interest expense	(11,993)	(4,935)
Interest income	1,211	336
Foreign exchange (loss) gain	(1,153)	919
Comprehensive income for joint arrangement	157,797	47,805